Share Capital - Summary of Options Outstanding (Parenthetical) (Details) - Jan. 31, 2026	$ / shares		$ / shares
Disclosure of classes of share capital [line items]
Exercise price	$ 3.97
Option 4 and 5
Disclosure of classes of share capital [line items]
Exercise price			$ 4.1
Option 6
Disclosure of classes of share capital [line items]
Exercise price | (per share)	2.02	[1]	1.48
Option 7 to 12
Disclosure of classes of share capital [line items]
Exercise price			1.47
Option 13
Disclosure of classes of share capital [line items]
Exercise price | (per share)	$ 1.18	[2]	$ 0.86

[1]	Exercise price of US $1.48. The figure in the table above is translated at the January 31, 2026 rate.
[2]	Exercise price of US $0.86. The figure in the table above is translated at the January 31, 2026 rate.